Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Thrivent Series Fund, Inc.
Entity Central Index Key	0000790166
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000003823
Shareholder Report [Line Items]
Fund Name	Thrivent Aggressive Allocation Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Aggressive Allocation Portfolio (the Portfolio) for the six months ended June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$29	0.57%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%	[1]
AssetsNet	$ 2,338,602,674
Holdings Count | Holding	1,136
Advisory Fees Paid, Amount	$ 7,734,077
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$2,338,602,674	1,136	26%	$7,734,077

Holdings [Text Block]

Portfolio Composition (% of Net Assets)

Value	Value
Common Stock	41.9%
Registered Investment Companies	35.3%
Short-Term Investments	17.3%
Mortgage-Backed Securities	2.4%
Private Equity Funds	2.0%
U.S. Government & Agencies	1.9%
Commercial Mortgage-Backed Securities
Other Assets & Liabilities	(0.8%)

* A portion of Short-Term Investments are equitized through the use of derivatives held by this Portfolio.  A complete listing of derivatives held by the Portfolio can be found on the Portfolio's Schedule of Investments.

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Thrivent International Equity Portfolio	7.8%
Thrivent Large Cap Value Portfolio	5.5%
Thrivent Mid Cap Stock Portfolio	5.4%
Thrivent Global Stock Portfolio	4.3%
Thrivent Small Cap Stock Portfolio	3.5%
Thrivent Core International Equity Fund	2.8%
Microsoft Corporation	2.4%
Thrivent Core Emerging Markets Equity Fund	2.4%
NVIDIA Corporation	2.3%
Thrivent Core Mid Cap Value Fund	1.7%

C000003830
Shareholder Report [Line Items]
Fund Name	Thrivent All Cap Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent All Cap Portfolio (the Portfolio) for the six months ended June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$34	0.66%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%	[2]
AssetsNet	$ 201,109,999
Holdings Count | Holding	180
Advisory Fees Paid, Amount	$ 519,305
InvestmentCompanyPortfolioTurnover	83.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$201,109,999	180	83%	$519,305

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	99.3%
Short-Term Investments	0.7%

Major Market Sectors (% of Net Assets)

Information Technology	33.5%
Financials	14.7%
Health Care	12.2%
Industrials	9.5%
Consumer Discretionary	8.4%
Communications Services	8.2%
Materials	3.4%
Consumer Staples	2.6%
Real Estate	2.3%
Utilities	2.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

NVIDIA Corporation	7.3%
Microsoft Corporation	7.0%
Apple, Inc.	5.6%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc.	2.6%
Broadcom, Inc.	2.2%
Tesla, Inc.	1.6%
Alphabet, Inc., Class C	1.5%
Intercontinental Exchange, Inc.	1.3%
Trane Technologies plc	1.3%

C000003841
Shareholder Report [Line Items]
Fund Name	Thrivent Conservative Allocation Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Conservative Allocation Portfolio (the Portfolio) for the six months ended June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$24	0.48%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%	[3]
AssetsNet	$ 588,703,849
Holdings Count | Holding	1,937
Advisory Fees Paid, Amount	$ 1,174,324
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$588,703,849	1,937	22%	$1,174,324

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	67.4%
Common Stock	12.2%
Short-Term Investments	9.5%
Registered Investments Companies	9.4%
Preferred Stock	1.5%

Major Market Sectors (% of Net Assets)

Mortgage-Backed Securities	21.0%
Financials	11.2%
U.S. Affiliated Registered Investment Companies	8.6%
Collateralized Mortgage Obligations	7.0%
U.S. Government & Agencies	6.4%
Asset-Backed Securities	5.6%
Information Technology	5.6%
Consumer Discretionary	4.1%
Consumer Staples	3.5%
Materials	3.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Thrivent Core Emerging Markets Debt Fund	7.4%
U.S. Treasury Notes	2.9%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.8%
Thrivent Core International Equity Fund	1.3%
U.S. Treasury Notes	1.3%
Federal Home Loan Mortgage Corporation Conventional 30-Yr. Pass Through	0.9%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.9%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.9%
U.S. Treasury Bonds	0.8%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.8%

C000003839
Shareholder Report [Line Items]
Fund Name	Thrivent Dynamic Allocation Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Dynamic Allocation Portfolio (the Portfolio) for the six months ended June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$34	0.66%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%	[4]
AssetsNet	$ 386,319,914
Holdings Count | Holding	1,971
Advisory Fees Paid, Amount	$ 1,050,960
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$386,319,914	1,971	26%	$1,050,960

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	46.7%
Common Stock	26.2%
Short-Term Investments	13.4%
Registered Investments Companies	12.8%
Preferred Stock	0.9%

Major Market Sectors (% of Net Assets)

Mortgage-Backed Securities	13.9%
U.S. Affiliated Registered Investment Companies	12.5%
Financials	10.0%
Information Technology	8.9%
Collateralized Mortgage Obligations	5.5%
U.S. Government & Agencies	5.4%
Consumer Discretionary	4.6%
Asset-Backed Securities	4.4%
Communications Services	3.6%
Industrials	3.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Thrivent Core International Equity Fund	7.6%
Thrivent Core Emerging Markets Debt Fund	4.9%
Microsoft Corporation	1.6%
NVIDIA Corporation	1.4%
Amazon.com, Inc.	1.0%
U.S. Treasury Bonds	1.0%
Meta Platforms, Inc.	0.9%
Apple, Inc.	0.9%
U.S. Treasury Notes	0.8%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.8%

C000062731
Shareholder Report [Line Items]
Fund Name	Thrivent Emerging Markets Equity Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Emerging Markets Equity Portfolio (the Portfolio) for the six months ended June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$61	1.15%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.15%	[5]
AssetsNet	$ 65,062,119
Holdings Count | Holding	314
Advisory Fees Paid, Amount	$ 277,157
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$65,062,119	314	34%	$277,157

Holdings [Text Block]

Major Market Sectors (% of Net Assets)

Information Technology	27.0%
Financials	22.0%
Consumer Discretionary	14.0%
Communications Services	12.7%
Materials	5.3%
Consumer Staples	4.6%
Energy	4.4%
Health Care	4.0%
Industrials	2.6%
Real Estate	2.6%

Country Weightings (% of Net Assets)

Taiwan	19.4%
India	18.0%
Cayman Islands	16.8%
China	11.7%
South Korea	9.6%
Brazil	4.5%
Thailand	3.0%
United Arab Emirates	2.6%
Saudi Arabia	2.5%
South Africa	2.5%
Other Countries	9.1%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	97.8%
Preferred Stock	1.9%
Short-Term Investments	0.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Company, Ltd.	10.7%
Tencent Holdings, Ltd.	5.3%
Alibaba Group Holding, Ltd.	2.8%
Samsung Electronics Company, Ltd.	2.2%
Bharti Airtel, Ltd.	1.6%
MediaTek, Inc.	1.3%
HDFC Bank, Ltd.	1.3%
ICICI Bank, Ltd. ADR	1.0%
NetEase, Inc. ADR	1.0%
Ping An Insurance (Group) Company of China, Ltd., Class H	1.0%

C000218692
Shareholder Report [Line Items]
Fund Name	Thrivent ESG Index Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent ESG Index Portfolio (the Portfolio) for the six months ended June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$18	0.35%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[6]
AssetsNet	$ 57,398,835
Holdings Count | Holding	407
Advisory Fees Paid, Amount	$ 53,698
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$57,398,835	407	6%	$53,698

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	92.1%
Registered Investments Companies	7.0%
Short-Term Investments	0.9%

Major Market Sectors (% of Net Assets)

Information Technology	37.3%
Financials	11.9%
Consumer Discretionary	8.3%
Industrials	8.0%
Communications Services	7.8%
Health Care	7.2%
U.S. Unaffiliated Registered Investment Companies	7.0%
Consumer Staples	4.7%
Real Estate	2.5%
Materials	2.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

NVIDIA Corporation	12.4%
Microsoft Corporation	11.3%
iShares ESG MSCI KLD 400 ETF	7.0%
Alphabet, Inc., Class A	3.3%
Tesla, Inc.	3.0%
Alphabet, Inc., Class C	2.8%
Visa, Inc.	2.0%
Mastercard, Inc.	1.5%
Procter & Gamble Company	1.2%
Oracle Corporation	1.2%

C000003836
Shareholder Report [Line Items]
Fund Name	Thrivent Global Stock Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Global Stock Portfolio (the Portfolio) for the six months ended June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$31	0.60%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%	[7]
AssetsNet	$ 1,751,161,972
Holdings Count | Holding	1,221
Advisory Fees Paid, Amount	$ 4,504,053
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,751,161,972	1,221	29%	$4,504,053

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	74.2%
Short-Term Investments	21.7%
Registered Investments Companies	4.1%
Preferred Stock&lt;	0.1%

Major Market Sectors (% of Net Assets)

Financials	14.7%
Information Technology	13.5%
Industrials	10.3%
Consumer Discretionary	8.2%
Health Care	7.6%
Communications Services	5.7%
Materials	3.5%
U.S. Affiliated Registered Investment Companies	3.3%
Consumer Staples	3.0%
Energy	2.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Thrivent Core Emerging Markets Equity Fund	2.8%
Microsoft Corporation	2.5%
NVIDIA Corporation	2.2%
Meta Platforms, Inc.	1.9%
Amazon.com, Inc.	1.7%
Alphabet, Inc., Class C	1.4%
Apple, Inc.	1.2%
Broadcom, Inc.	0.8%
Visa, Inc.	0.8%
JPMorgan Chase & Company	0.8%

C000003843
Shareholder Report [Line Items]
Fund Name	Thrivent Government Bond Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Government Bond Portfolio (the Portfolio) for the six months ended June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$25	0.49%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[8]
AssetsNet	$ 162,005,333
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 279,577
InvestmentCompanyPortfolioTurnover	191.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$162,005,333	117	191%	$279,577

Holdings [Text Block]

Major Market Sectors (% of Net Assets)

Mortgage-Backed Securities	36.3%
U.S. Government & Agencies	35.5%
Collateralized Mortgage Obligations	12.6%
Commercial Mortgage-Backed Securities	9.5%
Asset-Backed Securities	5.4%
Financials	0.0%

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	2.3
D	0.0
C	0.0
CA	0.0
CAA	0.0
B	0.0
BA	0.0
BAA	0.0
A	0.0
AA	95.9
AAA	1.8
U.S. Gov't Guaranteed	0.0

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	91.1%
Short-Term Investments	8.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

U.S. Treasury Notes	10.3%
U.S. Treasury Notes	7.9%
U.S. Treasury Notes	6.2%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	3.3%
U.S. Treasury Bonds	3.0%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	2.2%
Government National Mortgage Association Conventional 30-Yr. Pass Through	2.0%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.8%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.8%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.4%

C000062736
Shareholder Report [Line Items]
Fund Name	Thrivent Healthcare Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Healthcare Portfolio (the Portfolio) for the six months ended June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$43	0.87%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.87%	[9]
AssetsNet	$ 233,112,370
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 1,011,054
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$233,112,370	47	8%	$1,011,054

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	99.5%
Registered Investments Companies	0.4%
Short-Term Investments	0.1%

Major Market Sectors (% of Net Assets)

Pharmaceuticals	29.5%
Health Care Equipment	24.5%
Biotechnology	15.9%
Managed Health Care	9.4%
Life Sciences Tools & Services	9.4%
Health Care Services	4.1%
Health Care Distributors	3.4%
Health Care Facilities	3.4%
U.S. Unaffiliated Registered Investment Companies	0.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Eli Lilly & Company	11.6%
Johnson & Johnson	7.2%
UnitedHealth Group, Inc.	6.4%
AbbVie, Inc.	5.7%
Abbott Laboratories	5.6%
Boston Scientific Corporation	4.2%
Merck & Company, Inc.	3.9%
Intuitive Surgical, Inc.	3.9%
Danaher Corporation	3.7%
Stryker Corporation	3.6%

C000003840
Shareholder Report [Line Items]
Fund Name	Thrivent High Yield Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent High Yield Portfolio (the Portfolio) for the six months ended June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$23	0.45%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[10]
AssetsNet	$ 830,186,524
Holdings Count | Holding	618
Advisory Fees Paid, Amount	$ 1,627,340
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$830,186,524	618	21%	$1,627,340

Holdings [Text Block]

Major Market Sectors (% of Net Assets)

Consumer Cyclical	16.9%
Financials	13.6%
Communications Services	12.9%
Consumer Non-Cyclical	11.8%
Energy	11.5%
Capital Goods	10.9%
Technology	6.9%
Basic Materials	6.0%
Utilities	3.3%
Transportation	2.0%

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	0.9
D	0.4
C	0.0
CA	0.1
CAA	9.5
B	49.0
BA	37.2
BAA	2.9
A	0.1
AA	0.0
AAA	0.0
U.S. Gov't Guaranteed	0.0

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	93.8%
Short-Term Investments	3.9%
Bank Loans	2.1%
Preferred Stock	0.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

DIRECTV Financing, LLC/DIRECTV Financing Co-Obligor, Inc.	0.6%
CCO Holdings, LLC/CCO Holdings Capital Corporation	0.6%
Caesars Entertainment, Inc.	0.6%
GFL Environmental, Inc.	0.6%
Tenet Healthcare Corporation	0.5%
Vistra Corporation	0.5%
Viking Cruises, Ltd.	0.5%
Venture Global LNG, Inc.	0.5%
Drawbridge Special Opportunities Fund, LP	0.5%
TerraForm Power Operating, LLC	0.4%

C000003842
Shareholder Report [Line Items]
Fund Name	Thrivent Income Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Income Portfolio (the Portfolio) for the six months ended June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$22	0.44%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%	[11]
AssetsNet	$ 1,258,500,345
Holdings Count | Holding	588
Advisory Fees Paid, Amount	$ 2,544,937
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,258,500,345	588	39%	$2,544,937

Holdings [Text Block]

Major Market Sectors (% of Net Assets)

Financials	35.9%
Consumer Non-Cyclical	9.5%
Utilities	8.2%
Communications Services	7.0%
Technology	6.7%
Consumer Cyclical	6.6%
Energy	6.1%
Capital Goods	5.0%
U.S. Government & Agencies	4.5%
Transportation	2.5%

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	0.7
D	0.0
C	0.0
CA	0.0
CAA	0.4
B	0.2
BA	7.8
BAA	55.1
A	25.6
AA	9.1
AAA	1.1
U.S. Gov't Guaranteed	0.0

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	98.1%
Short-Term Investments	1.6%
Preferred Stock	0.3%
Common Stock&lt;	0.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

U.S. Treasury Bonds	1.5%
Federal Home Loan Mortgage Corporation Conventional 30-Yr. Pass Through	1.5%
U.S. Treasury Bonds	1.3%
U.S. Treasury Bonds	0.6%
Federal Home Loan Mortgage Corporation Conventional 30-Yr. Pass Through	0.5%
UBS Group AG	0.5%
Sprint Capital Corporation	0.5%
U.S. Treasury Bonds	0.5%
Societe Generale SA	0.4%
Goldman Sachs Group, Inc.	0.4%

C000062728
Shareholder Report [Line Items]
Fund Name	Thrivent International Equity Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent International Equity Portfolio (the Portfolio) for the six months ended June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$40	0.73%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.73%	[12]
AssetsNet	$ 1,631,196,114
Holdings Count | Holding	965
Advisory Fees Paid, Amount	$ 4,802,304
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,631,196,114	965	37%	$4,802,304

Holdings [Text Block]

Major Market Sectors (% of Net Assets)

Financials	22.3%
Industrials	16.7%
Consumer Discretionary	9.7%
Information Technology	8.8%
Health Care	8.8%
Materials	6.6%
Communications Services	5.0%
Consumer Staples	4.7%
Utilities	2.7%
Energy	2.7%

Country Weightings (% of Net Assets)

Japan	18.4%
United Kingdom	11.5%
Switzerland	9.0%
Germany	7.6%
France	7.3%
Australia	6.0%
Netherlands	5.0%
Italy	3.3%
Sweden	2.5%
Denmark	1.8%
Other Countries	17.6%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	90.4%
Short-Term Investments	9.4%
Preferred Stock	0.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Novartis AG	1.8%
Roche Holding AG, Participation Certificates	1.7%
Shell plc	1.6%
Allianz SE	1.5%
SAP SE	1.4%
Deutsche Boerse AG	1.3%
RELX plc	1.3%
ABB, Ltd.	1.2%
Givaudan SA	1.1%
ASML Holding NV	1.1%

C000218693
Shareholder Report [Line Items]
Fund Name	Thrivent International Index Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent International Index Portfolio (the Portfolio) for the six months ended June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$22	0.41%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.41%	[13]
AssetsNet	$ 261,423,643
Holdings Count | Holding	702
Advisory Fees Paid, Amount	$ 230,521
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$261,423,643	702	1%	$230,521

Holdings [Text Block]

Major Market Sectors (% of Net Assets)

Financials	23.3%
Industrials	18.6%
Health Care	10.9%
Consumer Discretionary	9.5%
Information Technology	8.3%
Consumer Staples	7.8%
Materials	5.5%
Communications Services	5.3%
Utilities	3.4%
Energy	3.1%

Country Weightings (% of Net Assets)

Japan	21.2%
United Kingdom	13.8%
Germany	10.1%
France	9.9%
Switzerland	9.5%
Australia	6.6%
Netherlands	5.9%
Spain	3.1%
Sweden	3.0%
Italy	2.6%
Other Countries	11.9%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	97.7%
Short-Term Investments	2.0%
Preferred Stock	0.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

SAP SE	1.7%
ASML Holding NV	1.6%
Nestle SA	1.3%
Novartis AG	1.2%
Roche Holding AG, Participation Certificates	1.2%
Novo Nordisk AS	1.1%
AstraZeneca plc	1.1%
HSBC Holdings plc	1.1%
Shell plc	1.1%
Commonwealth Bank of Australia	1.1%

C000003831
Shareholder Report [Line Items]
Fund Name	Thrivent Large Cap Growth Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Large Cap Growth Portfolio (the Portfolio) for the six months ended June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$22	0.43%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[14]
AssetsNet	$ 3,082,809,497
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 5,715,769
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$3,082,809,497	38	21%	$5,715,769

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	98.6%
Short-Term Investments	1.4%

Major Market Sectors (% of Net Assets)

Information Technology	41.0%
Consumer Discretionary	17.4%
Communications Services	16.2%
Financials	8.8%
Health Care	7.0%
Industrials	6.0%
Consumer Staples	1.7%
Energy	0.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

NVIDIA Corporation	11.2%
Microsoft Corporation	10.0%
Amazon.com, Inc.	8.9%
Meta Platforms, Inc.	7.8%
Apple, Inc.	5.9%
Alphabet, Inc., Class C	5.5%
Broadcom, Inc.	4.2%
Visa, Inc.	4.0%
Tesla, Inc.	2.8%
ServiceNow, Inc.	2.3%

C000003837
Shareholder Report [Line Items]
Fund Name	Thrivent Large Cap Index Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Large Cap Index Portfolio (the Portfolio) for the six months ended June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$11	0.22%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%	[15]
AssetsNet	$ 2,085,411,474
Holdings Count | Holding	512
Advisory Fees Paid, Amount	$ 1,822,095
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$2,085,411,474	512	1%	$1,822,095

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	99.0%
Short-Term Investments	1.0%

Major Market Sectors (% of Net Assets)

Information Technology	32.8%
Financials	13.9%
Consumer Discretionary	10.3%
Communications Services	9.7%
Health Care	9.2%
Industrials	8.5%
Consumer Staples	5.4%
Energy	2.9%
Utilities	2.4%
Real Estate	2.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

NVIDIA Corporation	7.3%
Microsoft Corporation	7.0%
Apple, Inc.	5.8%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc.	3.0%
Broadcom, Inc.	2.4%
Alphabet, Inc., Class A	1.9%
Berkshire Hathaway, Inc.	1.7%
Tesla, Inc.	1.7%
Alphabet, Inc., Class C	1.6%

C000003835
Shareholder Report [Line Items]
Fund Name	Thrivent Large Cap Value Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Large Cap Value Portfolio (the Portfolio) for the six months ended June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$32	0.62%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%	[16]
AssetsNet	$ 3,040,923,698
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 8,509,701
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$3,040,923,698	85	13%	$8,509,701

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	98.4%
Short-Term Investments	1.6%

Major Market Sectors (% of Net Assets)

Financials	21.5%
Information Technology	12.8%
Health Care	12.4%
Industrials	12.2%
Energy	7.7%
Utilities	7.6%
Consumer Discretionary	5.9%
Communications Services	5.5%
Materials	4.7%
Consumer Staples	4.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Wells Fargo & Company	3.5%
Microsoft Corporation	3.2%
Bank of America Corporation	2.7%
Exxon Mobil Corporation	2.5%
Capital One Financial Corporation	2.4%
JPMorgan Chase & Company	2.3%
Johnson & Johnson	2.1%
Charles Schwab Corporation	2.0%
Merck & Company, Inc.	1.9%
Entergy Corporation	1.9%

C000218694
Shareholder Report [Line Items]
Fund Name	Thrivent Mid Cap Growth Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Mid Cap Growth Portfolio (the Portfolio) for the six months ended June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$43	0.86%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%	[17]
AssetsNet	$ 89,671,759
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 323,995
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$89,671,759	77	18%	$323,995

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	94.2%
Short-Term Investments	3.0%
Registered Investments Companies	2.8%

Major Market Sectors (% of Net Assets)

Information Technology	23.8%
Industrials	19.1%
Health Care	13.4%
Consumer Discretionary	13.2%
Financials	11.3%
Communications Services	3.6%
Real Estate	2.9%
U.S. Unaffiliated Registered Investment Companies	2.8%
Energy	2.2%
Materials	2.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Howmet Aerospace, Inc.	2.9%
DoorDash, Inc.	2.6%
Tradeweb Markets, Inc.	2.4%
Amphenol Corporation	2.0%
Tyler Technologies, Inc.	1.9%
Hilton Worldwide Holdings, Inc.	1.9%
CoStar Group, Inc.	1.8%
CrowdStrike Holdings, Inc.	1.7%
Guidewire Software, Inc.	1.7%
Trimble, Inc.	1.7%

C000003828
Shareholder Report [Line Items]
Fund Name	Thrivent Mid Cap Index Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Mid Cap Index Portfolio (the Portfolio) for the six months ended June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$12	0.25%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%	[18]
AssetsNet	$ 691,161,750
Holdings Count | Holding	406
Advisory Fees Paid, Amount	$ 665,349
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$691,161,750	406	6%	$665,349

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	99.1%
Short-Term Investments	0.9%

Major Market Sectors (% of Net Assets)

Industrials	22.6%
Financials	18.1%
Consumer Discretionary	13.1%
Information Technology	11.5%
Health Care	8.5%
Real Estate	6.8%
Materials	5.4%
Consumer Staples	5.3%
Energy	3.7%
Utilities	2.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Interactive Brokers Group, Inc.	0.8%
EMCOR Group, Inc.	0.8%
Guidewire Software, Inc.	0.7%
RB Global, Inc.	0.7%
Flex, Ltd.	0.7%
Casey's General Stores, Inc.	0.7%
Comfort Systems USA, Inc.	0.6%
Curtiss-Wright Corporation	0.6%
Pure Storage, Inc.	0.6%
US Foods Holding Corporation	0.6%

C000003827
Shareholder Report [Line Items]
Fund Name	Thrivent Mid Cap Stock Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Mid Cap Stock Portfolio (the Portfolio) for the six months ended June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$33	0.66%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%	[19]
AssetsNet	$ 1,787,485,471
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 6,617,283
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,787,485,471	59	29%	$6,617,283

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	96.6%
Short-Term Investments	3.4%

Major Market Sectors (% of Net Assets)

Industrials	22.6%
Financials	17.1%
Information Technology	14.8%
Health Care	9.4%
Consumer Discretionary	9.4%
Real Estate	5.1%
Materials	4.9%
Utilities	4.5%
Consumer Staples	4.1%
Energy	4.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Trimble, Inc.	3.4%
Steel Dynamics, Inc.	3.1%
DocuSign, Inc.	2.8%
Expand Energy Corporation	2.6%
Arch Capital Group, Ltd.	2.5%
Rockwell Automation, Inc.	2.5%
SBA Communications Corporation	2.5%
Garmin, Ltd.	2.4%
Howmet Aerospace, Inc.	2.4%
Northern Trust Corporation	2.3%

C000218695
Shareholder Report [Line Items]
Fund Name	Thrivent Mid Cap Value Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Mid Cap Value Portfolio (the Portfolio) for the six months ended June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$44	0.89%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%	[20]
AssetsNet	$ 48,632,528
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 176,994
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$48,632,528	82	35%	$176,994

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	97.2%
Short-Term Investments	2.8%

Major Market Sectors (% of Net Assets)

Financials	18.4%
Industrials	15.6%
Information Technology	9.7%
Utilities	9.1%
Health Care	9.1%
Consumer Discretionary	8.0%
Energy	7.0%
Materials	6.9%
Real Estate	6.4%
Consumer Staples	5.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

U.S. Bancorp	2.5%
M&T Bank Corporation	2.4%
Sysco Corporation	2.2%
Labcorp Holdings, Inc.	2.0%
Unilever plc ADR	1.9%
MSC Industrial Direct Company, Inc.	1.9%
Acuity, Inc.	1.9%
MKS, Inc.	1.8%
Coterra Energy, Inc.	1.8%
D.R. Horton, Inc.	1.8%

C000003845
Shareholder Report [Line Items]
Fund Name	Thrivent Moderate Allocation Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Moderate Allocation Portfolio (the Portfolio) for the six months ended June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$22	0.42%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.42%	[21]
AssetsNet	$ 8,785,571,997
Holdings Count | Holding	2,376
Advisory Fees Paid, Amount	$ 25,758,125
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$8,785,571,997	2,376	23%	$25,758,125

Holdings [Text Block]

Portfolio Composition (% of Net Assets)

Value	Value
Registered Investment Companies	37.9%
Common Stock	23.0%
Short-Term Investments	19.0%
U.S. Government & Agencies	6.2%
Mortgage-Backed Securities	5.7%
Corporate Bonds	5.5%
Private Equity Funds	1.2%
Collateralized Mortgage Obligations	1.0%
Asset-Backed Securities	0.4%
Commercial Mortgage-Backed Securities	0.4%
Foreign Government
Other Assets & Liabilities	(0.3%)

* A portion of Short-Term Investments are equitized through the use of derivatives held by this Portfolio.  A complete listing of derivatives held by the Portfolio can be found on the Portfolio's Schedule of Investments.

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Thrivent Large Cap Value Portfolio	12.5%
Thrivent Global Stock Portfolio	6.9%
Thrivent International Equity Portfolio	4.2%
Thrivent Income Portfolio	3.3%
Thrivent Mid Cap Stock Portfolio	2.3%
Thrivent Short-Term Bond Portfolio	1.9%
NVIDIA Corporation	1.8%
Microsoft Corporation	1.7%
Thrivent Core Emerging Markets Debt Fund	1.6%
Amazon.com, Inc.	1.3%

C000003834
Shareholder Report [Line Items]
Fund Name	Thrivent Moderately Aggressive Allocation Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Moderately Aggressive Allocation Portfolio (the Portfolio) for the six months ended June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$23	0.44%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%	[22]
AssetsNet	$ 7,439,694,295
Holdings Count | Holding	2,379
Advisory Fees Paid, Amount	$ 22,742,685
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$7,439,694,295	2,379	22%	$22,742,685

Holdings [Text Block]

Portfolio Composition (% of Net Assets)

Value	Value
Registered Investment Companies	43.8%
Common Stock	25.7%
Short-Term Investments	20.9%
U.S. Government & Agencies	2.8%
Mortgage-Backed Securities	2.7%
Corporate Bonds	2.4%
Private Equity Funds	1.2%
Collateralized Mortgage Obligations	0.4%
Asset-Backed Securities	0.2%
Commercial Mortgage-Backed Securities	0.1%
Foreign Government
Other Assets & Liabilities	(0.2%)

* A portion of Short-Term Investments are equitized through the use of derivatives held by this Portfolio.  A complete listing of derivatives held by the Portfolio can be found on the Portfolio's Schedule of Investments.

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Thrivent Large Cap Value Portfolio	11.8%
Thrivent Global Stock Portfolio	9.0%
Thrivent International Equity Portfolio	8.2%
Thrivent Mid Cap Stock Portfolio	3.8%
Thrivent Small Cap Stock Portfolio	2.1%
Thrivent Core Emerging Markets Equity Fund	2.0%
NVIDIA Corporation	1.9%
Microsoft Corporation	1.8%
Thrivent Income Portfolio	1.5%
Amazon.com, Inc.	1.4%

C000003848
Shareholder Report [Line Items]
Fund Name	Thrivent Moderately Conservative Allocation Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Moderately Conservative Allocation Portfolio (the Portfolio) for the six months ended June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$23	0.45%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[23]
AssetsNet	$ 3,442,601,605
Holdings Count | Holding	2,302
Advisory Fees Paid, Amount	$ 9,909,544
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$3,442,601,605	2,302	19%	$9,909,544

Holdings [Text Block]

Portfolio Composition (% of Net Assets)

Value	Value
Registered Investment Companies	32.8%
Short-Term InvestmentsFootnote Reference*	17.0%
Common Stock	14.3%
U.S. Government & Agencies	11.4%
Mortgage-Backed Securities	10.3%
Corporate Bonds	9.9%
Collateralized Mortgage Obligations	2.0%
Private Equity Funds	0.9%
Asset-Backed Securities	0.8%
Commercial Mortgage-Backed Securities	0.6%
Foreign Government
Other Assets & Liabilities	(0.1%)

* A portion of Short-Term Investments are equitized through the use of derivatives held by this Portfolio.  A complete listing of derivatives held by the Portfolio can be found on the Portfolio's Schedule of Investments.

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Thrivent Large Cap Value Portfolio	9.1%
Thrivent Income Portfolio	6.0%
Thrivent Short-Term Bond Portfolio	3.5%
Thrivent International Equity Portfolio	2.9%
Thrivent Core Emerging Markets Debt Fund	2.9%
Thrivent High Yield Portfolio	2.2%
U.S. Treasury Notes	1.6%
Thrivent Mid Cap Stock Portfolio	1.5%
Thrivent Core International Equity Fund	1.1%
NVIDIA Corporation	1.0%

C000003847
Shareholder Report [Line Items]
Fund Name	Thrivent Money Market Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Money Market Portfolio (the Portfolio) for the six months ended June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$16	0.31%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%	[24]
AssetsNet	$ 466,117,883
Holdings Count | Holding	161
Advisory Fees Paid, Amount	$ 573,624
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Advisory Fees Paid
$466,117,883	161	$573,624

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
U.S. Government Agency Debt (if categorized as coupon-paying notes)	45.7%
U.S. Treasury Debt	36.6%
U.S. Government Agency Repurchase Agreement, collateralized only by U.S. Government Agency securities, U.S. Treasuries, and cash	7.2%
U.S. Government Agency Debt (if categorized as no-coupon discount notes)	5.7%
Investment Company	4.8%

C000003846
Shareholder Report [Line Items]
Fund Name	Thrivent Multisector Bond Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Multisector Bond Portfolio (the Portfolio) for the six months ended June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$35	0.69%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[25]
AssetsNet	$ 176,637,893
Holdings Count | Holding	1,593
Advisory Fees Paid, Amount	$ 446,767
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$176,637,893	1,593	21%	$446,767

Holdings [Text Block]

Major Market Sectors (% of Net Assets)

Financials	13.5%
Collateralized Mortgage Obligations	11.3%
Asset-Backed Securities	11.0%
Mortgage-Backed Securities	10.0%
U.S. Affiliated Registered Investment Companies	8.8%
U.S. Government & Agencies	5.9%
Consumer Non-Cyclical	5.2%
Consumer Cyclical	5.1%
Energy	4.6%
Communications Services	4.0%

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	2.5
Non-Rated	16.2
D	0.1
C	0.1
CA	0.3
CAA	1.9
B	12.8
BA	13.6
BAA	18.8
A	9.2
AA	21.1
AAA	3.4
U.S. Gov't Guaranteed	0.0

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	83.2%
Registered Investments Companies	11.1%
Short-Term Investments	4.3%
Preferred Stock	1.4%
Common Stock&lt;	0.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Thrivent Core Emerging Markets Debt Fund	8.7%
U.S. Treasury Notes	3.0%
U.S. Treasury Notes	1.1%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.6%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.6%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.6%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.5%
U.S. Treasury Notes	0.5%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.5%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.5%

C000003838
Shareholder Report [Line Items]
Fund Name	Thrivent Real Estate Securities Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Real Estate Securities Portfolio (the Portfolio) for the six months ended June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$45	0.90%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%	[26]
AssetsNet	$ 140,357,829
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 531,689
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$140,357,829	73	44%	$531,689

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	99.6%
Short-Term Investments	0.4%

Major Market Sectors (% of Net Assets)

Retail REITs	18.1%
Health Care REITs	12.2%
Telecom Tower REITs	11.8%
Other Specialized REITs	11.7%
Multi-Family Residential REITs	10.8%
Data Center REITs	10.1%
Industrial REITs	10.1%
Self-Storage REITs	5.6%
Diversified REITs	2.9%
Hotel & Resort REITs	2.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

American Tower Corporation	7.6%
Prologis, Inc.	6.4%
Welltower, Inc.	5.9%
Equinix, Inc.	5.7%
Digital Realty Trust, Inc.	4.5%
Simon Property Group, Inc.	4.0%
Realty Income Corporation	3.8%
Iron Mountain, Inc.	3.1%
AvalonBay Communities, Inc.	3.0%
Public Storage	3.0%

C000003844
Shareholder Report [Line Items]
Fund Name	Thrivent Short-Term Bond Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Short-Term Bond Portfolio (the Portfolio) for the six months ended June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$23	0.45%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[27]
AssetsNet	$ 674,797,558
Holdings Count | Holding	575
Advisory Fees Paid, Amount	$ 1,384,762
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$674,797,558	575	39%	$1,384,762

Holdings [Text Block]

Major Market Sectors (% of Net Assets)

Financials	34.2%
Asset-Backed Securities	15.7%
Collateralized Mortgage Obligations	10.6%
Consumer Non-Cyclical	6.4%
Consumer Cyclical	6.0%
U.S. Government & Agencies	4.4%
Energy	4.0%
Utilities	3.8%
Technology	3.3%
Commercial Mortgage-Backed Securities	3.2%

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	12.7
D	0.0
C	0.0
CA	0.0
CAA	0.4
B	0.1
BA	5.3
BAA	39.1
A	18.8
AA	13.2
AAA	10.4
U.S. Gov't Guaranteed	0.0

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	98.1%
Short-Term Investments	1.6%
Preferred Stock	0.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

U.S. Treasury Notes	4.4%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.1%
PPM CLO 2, Ltd.	0.6%
Federal National Mortgage Association Conventional 15-Yr. Pass Through	0.5%
OneMain Financial Issuance Trust	0.5%
UBS Group AG	0.5%
Avis Budget Rental Car Funding AESOP, LLC	0.5%
Tricon Residential Trust	0.5%
Ally Financial, Inc.	0.4%
CarVal CLO III, Ltd.	0.4%

C000200170
Shareholder Report [Line Items]
Fund Name	Thrivent Small Cap Growth Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Small Cap Growth Portfolio (the Portfolio) for the six months ended June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$46	0.94%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.94%	[28]
AssetsNet	$ 124,910,498
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 491,089
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$124,910,498	71	57%	$491,089

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	96.7%
Short-Term Investments	2.5%
Registered Investments Companies	0.8%

Major Market Sectors (% of Net Assets)

Industrials	26.5%
Information Technology	22.6%
Health Care	16.8%
Consumer Discretionary	10.0%
Financials	8.2%
Consumer Staples	5.3%
Real Estate	2.9%
Materials	1.5%
Communications Services	1.3%
Energy	0.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Triumph Financial, Inc.	2.6%
WNS Holdings, Ltd.	2.5%
Guidewire Software, Inc.	2.4%
Agilysys, Inc.	2.4%
Federal Signal Corporation	2.4%
J & J Snack Foods Corporation	2.2%
Encompass Health Corporation	2.2%
CyberArk Software, Ltd.	2.2%
RBC Bearings, Inc.	2.2%
EnPro, Inc.	2.2%

C000003853
Shareholder Report [Line Items]
Fund Name	Thrivent Small Cap Index Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Small Cap Index Portfolio (the Portfolio) for the six months ended June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$12	0.25%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%	[29]
AssetsNet	$ 990,174,330
Holdings Count | Holding	608
Advisory Fees Paid, Amount	$ 963,754
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$990,174,330	608	12%	$963,754

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	98.7%
Registered Investments Companies	1.1%
Short-Term Investments	0.2%

Major Market Sectors (% of Net Assets)

Industrials	19.1%
Financials	19.0%
Consumer Discretionary	13.0%
Information Technology	12.9%
Health Care	10.4%
Real Estate	7.6%
Materials	4.8%
Energy	3.9%
Communications Services	2.9%
Consumer Staples	2.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

iShares Core S&P Small-Cap ETF	1.1%
Mr. Cooper Group, Inc.	0.7%
AeroVironment, Inc.	0.6%
Brinker International, Inc.	0.6%
Qorvo, Inc.	0.6%
SPX Technologies, Inc.	0.6%
Kratos Defense & Security Solutions, Inc.	0.6%
BorgWarner, Inc.	0.6%
Badger Meter, Inc.	0.5%
Armstrong World Industries, Inc.	0.5%

C000003852
Shareholder Report [Line Items]
Fund Name	Thrivent Small Cap Stock Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thrivent Small Cap Stock Portfolio (the Portfolio) for the six months ended June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventportfolios.com/prospectus
Expenses [Text Block]

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$34	0.70%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.70%	[30]
AssetsNet	$ 875,988,215
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 3,284,209
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$875,988,215	84	30%	$3,284,209

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	96.9%
Short-Term Investments	3.1%

Major Market Sectors (% of Net Assets)

Industrials	23.4%
Financials	16.3%
Health Care	12.3%
Information Technology	11.9%
Consumer Discretionary	11.4%
Materials	5.1%
Consumer Staples	4.8%
Real Estate	4.6%
Energy	3.2%
Utilities	2.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

TTM Technologies, Inc.	2.3%
Pegasystems, Inc.	2.2%
RLI Corporation	2.1%
Fabrinet	2.0%
Badger Infrastructure Solutions, Ltd.	2.0%
Donnelley Financial Solutions, Inc.	1.7%
SharkNinja, Inc.	1.7%
Federal Agricultural Mortgage Corporation	1.7%
Barrett Business Services, Inc.	1.6%
WNS Holdings, Ltd.	1.6%

[1]	Computed on an annualized basis for periods less than one year.
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